UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549


                         Form 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


   Read instructions at end of Form before preparing Form.
                    Please print or type

1.     Name and address of issuer:

                         Scudder Securities Trust
                         Two International Place
                         Boston, MA  02110-4103

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
       list series or classes):   /__/

                         Scudder Financial Services Fund
                         Scudder Health Care Fund
                         Scudder Technology Fund

3.     Investment Company Act File Number:   811-2021



       Securities Act File Number: 02-36238



4(a). Last day of fiscal year for which this Form is filed:

                         May 31, 1998



       Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(b).  /__/    Check box if this Form is being filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).  (See
               Instruction A.2)




4(c).  /__/    Check box if this is the last time the issuer will be filing this
               Form.

5.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(F):                                         $ 117,217,784

     (ii) Aggregate price of securities redeemed
          or repurchased during the fiscal year:   $ 6,007,980

     (iii) Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to
           the commission:                         $ 0

     (iv) Total available redemption credits [add
          items 5(ii) and 5(iii):                                 -$  6,007,980

     (v)  Net sales - if item 5(i) is greater
          than item 5(iv) [subtract item 5(iv)
          from item 5(i)]:                                        $ 111,209,804

     (vi) Redemption credits available for use
          in future years - if item 5(i) is less
          than item 5(iv) [subtract item 5(iv)
          for item 5(i)]:                         $ (0)

     (vii) Multiplier for determining registration
           fee (See Instruction C.9):             x .000295

     (viii) Registration fee due [multiply item 5(v) by item 5(vii)] (enter "0" if no fee is
            due):                                                  =$ 32,806.89

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that
    are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
    (see Instruction D):

                                                                   +$  0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                  =$  32,806.89


9. Date the registration fee and my interest payment was sent to the Commission's lockbox depository:

    Method of Delivery:

                         Wire Transfer

                         SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Thomas F. McDonough
                           ------------------------
                              Thomas F. McDonough

Date: August 4, 1998

   *Please print the name and title of the signing officer
                    below the signature.


                                       3